UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2007
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia            05/15/07
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         129
                                             -------------------------

Form 13F Information Table Value Total:      $  420,662
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----


ABM Industries Inc                COM            000957100      2525        95685   SH          SOLE              95685
Adaptec Inc                       COM            00651F108      1192       308160   SH          SOLE             308160
Alcoa Inc                         COM            013817101      7471       220399   SH          SOLE             220399
Allied Capital Inc                COM            01903Q108      6293       218454   SH          SOLE             218454
Altria Group Inc                  COM            02209S103       207         2362   SH          SOLE               2362
American Axle & Mfg               COM            024061103      3415       124895   SH          SOLE             124895
Amgen Inc                         COM            031162100      1637        29295   SH          SOLE              29295
Anheuser-Busch Cos Inc            COM            035229103      3819        75702   SH          SOLE              75702
Apogee Enterprises                COM            037598109      2720       135749   SH          SOLE             135749
Apria Healthcare Group Inc        COM            037933108      4529       140450   SH          SOLE             140450
Arkansas Best Corp                COM            040790107      2510        70620   SH          SOLE              70620
Armor Holdings Inc                COM            042260109      4235        62905   SH          SOLE              62905
Arvinmeritor Inc                  COM            043353101      4194       229851   SH          SOLE             229851
AT&T Inc                          COM            00206R102      6766       171599   SH          SOLE             171599
Bank of America                   COM            060505104      7295       142989   SH          SOLE             142989
Basic Energy Svcs Inc New         COM            06985P100      2799       120150   SH          SOLE             120150
BB&T Corp                         COM            054937107      1590        38777   SH          SOLE              38777
Bear Stearns                      COM            073902108      7399        49216   SH          SOLE              49216
Beazer Homes USA Inc              COM            07556Q105      1792        61748   SH          SOLE              61748
Briggs & Stratton Corp            COM            109043109      4576       148343   SH          SOLE             148343
Brush Engineered Materials        COM            117421107      2665        54993   SH          SOLE              54993
Building Matls Hldg Corp          COM            120113105      1454        80330   SH          SOLE              80330
Cascade Corp                      COM            147195101      1759        29380   SH          SOLE              29380
Chaparral Stl Co Del              COM            159423102      1880        32325   SH          SOLE              32325
Chevron Corp New                  COM            166764100       290         3931   SH          SOLE               3931
Cigna Corp                        COM            125509109      9068        63565   SH          SOLE              63565
Citigroup Inc                     COM            172967101       307         5985   SH          SOLE               5985
Comerica Inc                      COM            200340107      5232        88511   SH          SOLE              88511
Conexant Systems Inc              COM            207142100        36        22025   SH          SOLE              22025
ConocoPhillips                    COM            20825C104       240         3520   SH          SOLE               3520
Convergys Corp                    COM            212485106      6063       238639   SH          SOLE             238639
Countrywide Financial Corp        COM            222372104      4922       146337   SH          SOLE             146337
Crane Co                          COM            224399105      2807        69453   SH          SOLE              69453
CTS Corp                          COM            126501105      3258       235805   SH          SOLE             235805
Curtiss Wright                    COM            231561101      2016        52325   SH          SOLE              52325
Diebold Inc                       COM            253651103      5604       117466   SH          SOLE             117466
Donnelley & Sons Co               COM            257867101      7354       201004   SH          SOLE             201004
Duke Energy Corp                  COM            26441C105       259        12775   SH          SOLE              12775
Eaton Corp                        COM            278058102      7850        93956   SH          SOLE              93956
Everest RE Group LTD              COM            G3223R108      6675        69414   SH          SOLE              69414
Exxon Mobile Corp                 COM            30231G102       947        12562   SH          SOLE              12562
Federal Natl MTG Assn             COM            313586109      2527        46309   SH          SOLE              46309
FirstEnergy Corp                  COM            337932107      8529       128761   SH          SOLE             128761
FirstMerit Corp                   COM            337915102      2350       111347   SH          SOLE             111347
F M C Corp                      COM NEW          302491303      3803        50430   SH          SOLE              50430
Freds Inc                         COM            356108100      1973       134238   SH          SOLE             134238
Friedman Billings                 COM            358434108      1864       337709   SH          SOLE             337709
G B & T Bancshares Inc            COM            361462104       210        11615   SH          SOLE              11615
Gannett Inc                       COM            364730101      4683        83206   SH          SOLE              83206
Gateway Inc                       COM            367626108        37        16950   SH          SOLE              16950
General Electric Co               COM            369604103       256         7245   SH          SOLE               7245
Goodrich Corp                     COM            382388106      7944       154319   SH          SOLE             154319
Gruma S A De CV              SPON ADR CL B       400131306      2300       181400   SH          SOLE             181400
H&R Block                         COM            093671105      2869       136380   SH          SOLE             136380
HCC Ins Hldgs Inc                 COM            404132102      4075       132312   SH          SOLE             132312
Health Mgmt Assoc Inc New        CL A            421933102       133        12270   SH          SOLE              12270
Helen of Troy Ltd                 COM            G4388N106      2737       120530   SH          SOLE             120530
Helmerich & Payne Inc             COM            423452101      3928       129470   SH          SOLE             129470
Home Depot                        COM            437076102      2396        65227   SH          SOLE              65227
Intel Corp                        COM            458140100      3360       175652   SH          SOLE             175652
Intl Paper Co                     COM            460146103      3412        93750   SH          SOLE              93750
ISHARES TR                   MSCI EAFE IDX       464287465       416         5460   SH          SOLE               5460
ISHARES INC                   MSCI EMU IDX       464286608       775         7160   SH          SOLE               7160
ISHARES INC                    MSCI JAPAN        464286848       582        40001   SH          SOLE              40001
ISHARES INC                  MSCI PAC J IDX      464286665       338         2520   SH          SOLE               2520
ISHARES TR                   RSSL MCRCP IDX      464288869       319         5437   SH          SOLE               5437
ISHARES TR                     S&P500 GRW        464287309      1160        17951   SH          SOLE              17951
ISHARES TR                   S&P 500 VALUE       464287408      1599        20610   SH          SOLE              20610
ISHARES TR                   S&P MC 400 GRW      464287606       825         9807   SH          SOLE               9807
ISHARES TR                   S&P MIDCP VALU      464287705      1079        12924   SH          SOLE              12924
ISHARES TR                   S&P SMLCP VALU      464287879       641         8362   SH          SOLE               8362
ISHARES TR                   S&P SMLCP GROW      464287887       407         3052   SH          SOLE               3052
John H Harland Co                 COM            412693103      2347        45824   SH          SOLE              45824
Johnson & Johnson                 COM            478160104       215         3571   SH          SOLE               3571
Johnson Controls Inc              COM            478366107      9664       102136   SH          SOLE             102136
Jones Apparel Group Inc           COM            480074103      5368       174707   SH          SOLE             174707
Joy Global Inc                    COM            481165108       489        11400   SH          SOLE              11400
K2 Inc                            COM            482732104      3368       278640   SH          SOLE             278640
Kemet Corp                        COM            488360108      1850       241845   SH          SOLE             241845
Lauder Estee Cos Inc              CL A           518439104      3742        76610   SH          SOLE              76610
Lennox Intl Inc                   COM            526107107       315         8836   SH          SOLE               8836
LSI Logic Corp                    COM            502161102      8293       794361   SH          SOLE             794361
Marathon Oil Corp                 COM            565849106      7197        72823   SH          SOLE              72823
Marsh & McLennan Cos Inc          COM            571748102      2083        71127   SH          SOLE              71127
MCG Capital Corp                  COM            58047P107      2156       114950   SH          SOLE             114950
Mettler Toledo International      COM            592688105      1390        15525   SH          SOLE              15525
Microsoft Corp                    COM            594918104       270         9700   SH          SOLE               9700
National Oilwell Varco Inc        COM            637071101      5549        71344   SH          SOLE              71344
Nissan Motors                SPONSORED ADR       654744408       360        16850   SH          SOLE              16850
Norfolk Southern Corp             COM            655844108      3342        66060   SH          SOLE              66060
Olin Corp                         COM            680665205      3770       222590   SH          SOLE             222590
Orbotech Ltd                      ADR            M75253100      3965       179983   SH          SOLE             179983
Pepsico Inc                       COM            713448108       195         3071   SH          SOLE               3071
Perrigo Co                        COM            714290103      1395        79000   SH          SOLE              79000
Pfizer Inc                        COM            717081103      6887       272659   SH          SOLE             272659
Plantronics Inc                   COM            727493108      2667       112940   SH          SOLE             112940
PMI Group Inc                     COM            69344M101      1650        36500   SH          SOLE              36500
PPG Industries                    COM            693506107      7915       112573   SH          SOLE             112573
Radyne Corp                       COM            750611402        92        10100   SH          SOLE              10100
Regions Financial Corp New        COM            7591EP100       889        25137   SH          SOLE              25137
Regis Corp                        COM            758932107      2962        73375   SH          SOLE              73375
Reinsurance Group Amer Inc        COM            759351109      3744        64865   SH          SOLE              64865
Ruby Tuesday Inc                  COM            781182100      1686        58980   SH          SOLE              58980
Rydex ETF Trust              S&P 500 EQ TRD      78355W106       808        16646   SH          SOLE              16646
Sabre Holdings Corp               COM            785905100      3760       114815   SH          SOLE             114815
Standex International Corp        COM            854231107      3150       110519   SH          SOLE             110519
Starbucks Corp                    COM            855244109       275         8774   SH          SOLE               8774
Streettracks Ser Tr Wilshire R    COM            86330E604      1519        16800   SH          SOLE              16800
Suntrust Banks Inc                COM            867914103       249         3000   SH          SOLE               3000
Technitrol Inc                    COM            878555101      3738       142745   SH          SOLE             142745
Telefonos de Mexico S A B    SPON ADR ORD L      879403780     11542       345580   SH          SOLE             345580
Timken Co                         COM            887389104      4953       163423   SH          SOLE             163423
Travelers Companies Inc           COM            89417E109      7661       147986   SH          SOLE             147986
Tyco International Ltd            COM            902124106      5865       185901   SH          SOLE             185901
Unitedhealth Group Inc            COM            91324P102      7476       141150   SH          SOLE             141150
Universal Corp                    COM            913456109      5359        87365   SH          SOLE              87365
US Bancorp                        COM            902973304      7758       221855   SH          SOLE             221855
UTStarCom Inc                     COM            918076100      3933       474456   SH          SOLE             474456
Vanguard Intl Equity Index F  EMR MKT ETF        922042858       950        12061   SH          SOLE              12061
Vanguard Index FDS            MID CAP ETF        922908629       410         5405   SH          SOLE               5405
Verso Technologies Inc          COM NEW          925317208        26        28000   SH          SOLE              28000
VF Corp                           COM            918204108      8755       105977   SH          SOLE             105977
Wachovia Corp 2nd New             COM            929903102     10017       181971   SH          SOLE             181971
Washington Federal Inc            COM            938824109      3191       136058   SH          SOLE             136058
Washington Mutual Inc             COM            939322103      4930       122108   SH          SOLE             122108
Webster Financial Corp            COM            947890109      1980        41245   SH          SOLE              41245
Western Digital Corp              COM            958102105      2582       153650   SH          SOLE             153650
WABTEC Corp                       COM            929740108      2967        86040   SH          SOLE              86040
Wyeth                             COM            983024100      5816       116252   SH          SOLE             116252


REPORT SUMMARY       129 DATA RECORDS              $420,662        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

